Initial Public Offering - (Details) - USD ($)		2 Months Ended	6 Months Ended	12 Months Ended
	Mar. 13, 2020	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Price per unit	$ 10.00			$ 10.00	$ 10.00
Offering costs		$ 0	$ 4,090,364	$ 4,125,486
Deferred underwriting commissions in connection with the initial public offering		$ 0	$ 6,300,000	$ 6,300,000
Deerfield Funds
Subsidiary, Sale of Stock [Line Items]
Additional units issued	5,000,000
Class A common stock
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit	1
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Number of warrants in a unit	0.25
Number of shares issuable per warrant	1
Exercise price of warrants (in dollars per share)	$ 11.50
Public Offering
Subsidiary, Sale of Stock [Line Items]
Additional units issued	23,000,000
Price per unit	$ 10.00
Proceeds from issuance of shares	$ 230,000,000.0
Offering costs	10,400,000
Deferred underwriting commissions in connection with the initial public offering	$ 6,300,000
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Additional units issued	3,000,000